Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions	Transactions:
	Year ended December 31,
	2023	2022	2021

Revenues	--	--	$888
General and administrative expenses (*)	$22	$147	--
(*)	In 2023, one time bonus in the amount of $22 to CEO. In 2022, one time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.
Balances:
	December 31,
	2023	2022

Other current assets	--	$27